Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable as of December 31, 2020 and 2019 consist of the following:

	2020	2019
Accounts receivable	$43,935	$98,195
Less: reserve for doubtful accounts	(38,995)	(36,416)
Accounts receivable, net	$4,940	$61,779

During the year ended December 31, 2020, bad debt expense was $30,572, recovery of bad debt was 27,993 due to the disposal of Beijing Dehaier and during 2019 and 2018, bad debt expense was $10,148 and $5,826 respectively.